SEGMENTED INFORMATION	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
20. SEGMENTED INFORMATION

The Company operates one operating segment, mineral exploration activities. The Company is in the exploration stage and, accordingly, has no reportable revenues for the years ended January 31, 2018, 2017, and 2016.

The Company has non-current assets in the following geographic locations:

	January 31, 2018	January 31, 2017

Canada	$61,139	$134,544
USA	3,740,601	19,432,774
	$3,801,740	$19,567,318